Income Tax Expenses - Current and Deferred Components of Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax expenses	¥ 52,232		¥ 26,247	¥ 15,519
Deferred tax benefit	(7,042)	$ (1,012)	(2,186)	(801)
Income tax expenses	¥ 45,190	$ 6,491	¥ 24,061	¥ 14,718